Eventide Healthcare & Life Sciences Fund

a series of

Mutual Fund Series Trust

Incorporated herein by reference is the definitive version of the prospectus for Eventide Healthcare & Life Sciences Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, on March 3, 2017 (SEC Accession No. 0001580642-17-001444).